Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 46,160
Purchase price, cash	45,584
Purchase price, non cash consideration	576
Portion of acquired intangible assets assigned to goodwill	1,912,328	$ 1,912,274	$ 1,912,359
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 46,160
Weighted average useful life	14 years
Aggregate amortization expense related to acquisition	$ 1,356
2020 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 3,979
Weighted average useful life	7 years
2020 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 27,902
Weighted average useful life	15 years
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		226,278
Total purchase price of outdoor advertising assets		$ 227,588
Weighted average useful life		14 years
Aggregate amortization expense related to acquisition		$ 7,570
Cash acquired in acquisitions		1,508
Total acquired intangible assets		187,711
Portion of acquired intangible assets assigned to goodwill		29,360
Amount deductible for tax purposes		0
Total acquired intangible assets		158,351
2019 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 23,032
Weighted average useful life		7 years
2019 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 131,208
Weighted average useful life		15 years
Fairway Outdoor Advertising [Member]
Business Acquisition [Line Items]
Post-closing adjustments to acquired working capital related to purchase		$ 1,310
Portion of acquired assets assigned to property, plant and equipment		96,840
Portion of acquired assets assigned to intangibles		188,400
Portion of acquired assets assigned to intangibles		145,534
Reduction to preliminary purchase price allocation of goodwill		36,583
Income tax benefit recorded in deferred tax liabilities		17,031
July 15, 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		$ 127,000